UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barnes Bonner Castles
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024

Form 13F File Number: 028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel                Houston, TX              May 15, 2012
      ------------------                -----------              ------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           33
                                         -----------

Form 13F Information Table Value Total:  $   138,462
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ISHARES BARCLAYS 1-3 YEAR CREDIT BD FD  ETF          464288646      14,477     138,830          Yes        No                   x
ISHARES BARCLAYS INT CREDIT BOND FUND   ETF          464288638      13,264     126,103          Yes        No                   x
PENN WEST ENERGY TRUST                  Common Stock 707885109       7,623     318,708          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF       ETF          92206C409       7,612      98,330          Yes        No                   x
PFIZER INC COM                          Common Stock 717081103       5,814     332,027          Yes        No                   x
ABBOTT LABS COM                         Common Stock 002824100       5,712     119,225          Yes        No                   x
ISHARES IBOXX & INVTOP INVES FD         ETF          464287242       5,422      49,998          Yes        No                   x
VERIZON COMMUNICATIONS COM              Common Stock 92343V104       5,161     144,232          Yes        No                   x
CISCO SYSTEMS INC COM                   Common Stock 17275R102       5,100     252,084          Yes        No                   x
VODAFONE GROUP PLC ADR                  Common Stock 92857W209       4,808     181,835          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 37733W105       4,645     118,439          Yes        No                   x
ENERPLUS RESOURCES FUND                 Common Stock 29274D604       4,192     135,920          Yes        No                   x
BRISTOL-MYERS SQUIBB CM                 Common Stock 110122108       4,153     156,831          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       3,757     119,246          Yes        No                   x
HEALTH CARE REIT INC COM                Common Stock 42217K106       3,605      75,675          Yes        No                   x
iPATH S&P 500 VIX SHORT-TERM IPATH S&P
  500 VIX MID TERM                      ETN          06740C519       3,546      53,925          Yes        No                   x
MCDONALDS CORP COM                      Common Stock 580135101       3,523      45,900          Yes        No                   x
SAN JUAN BASIN ROYALTIES COM            Common Stock 798241105       3,308     140,587          Yes        No                   x
NYSE EURONEXT COM                       Common Stock 629491101       3,218     107,325          Yes        No                   x
WINDSTREAM CORPORATION COM              Common Stock 97381W104       3,197     229,317          Yes        No                   x
BERKSHIRE HATHAWAY INC DEL CL B         Common Stock 084670702       3,054      38,120          Yes        No                   x
CONOCOPHILLIPS CORP COM                 Common Stock 20825C104       3,006      44,136          Yes        No                   x
SANOFI ADR                              Common Stock 80105N105       2,993      92,855          Yes        No                   x
PEPSICO INC COM                         Common Stock 713448108       2,763      42,297          Yes        No                   x
PIONEER SOUTHWEST ENERGY PAR COM        Common Stock 72388B106       2,291      76,288          Yes        No                   x
EXXON MOBIL CORPORATION COM             Common Stock 30231G102       2,282      31,203          Yes        No                   x
AGL RESOURCES INC COM                   Common Stock 001204106       1,691      47,163          Yes        No                   x
XCEL ENERGY INC COM                     Common Stock 98389B100       1,566      66,488          Yes        No                   x
CAMDEN PPTY TR SH BEN INT               Common Stock 133131102       1,553      28,767          Yes        No                   x
WILMINGTON TR CORP                      Common Stock 971807102       1,432     329,900          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,391      37,104          Yes        No                   x
INTEL CORP COM                          Common Stock 458140100       1,214      57,717          Yes        No                   x
ATLAS PIPELINE PARTNERS L P             Common Stock 049392103       1,092      44,250          Yes        No                   x